Equity Shareholders's Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Changes in Shareholders' equity
Balance at December 31, 2012			$ 15,155
Net income	497	382	877	693
Net current-period other comprehensive (loss) income	(72)	(242)	(306)	(16)
Cash dividends paid			(401)
Issuance of shares under equity-based compensation plans-net			106
Balance at June 30, 2013	15,431		15,431
Parent [Member]
Changes in Shareholders' equity
Balance at December 31, 2012			15,113
Net income			872
Net current-period other comprehensive (loss) income			(306)
Cash dividends paid			(397)
Issuance of shares under equity-based compensation plans-net			106
Balance at June 30, 2013	15,388		15,388
Noncontrolling Interest [Member]
Changes in Shareholders' equity
Balance at December 31, 2012			42
Net income			5
Net current-period other comprehensive (loss) income			0
Cash dividends paid			(4)
Issuance of shares under equity-based compensation plans-net			0
Balance at June 30, 2013	$ 43		$ 43